CONSOLIDATED STATEMENT OF CASHFLOWS - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	R 1,309.6	R 282.0	R 222.9
Finance income received	63.8	16.8	21.9
Dividend received	4.3	0.0	0.0
Finance expenses paid	(8.7)	(9.3)	(3.5)
Income tax paid	(240.1)	(1.2)	(7.5)
Net cash inflow from operating activities	1,128.9	288.3	233.8
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(181.1)	(347.4)	(125.9)
Environmental rehabilitation payments to reduce decommissioning liabilities	(22.1)	(16.6)	(21.5)
Proceeds on disposal of property, plant and equipment	0.7	5.8	7.0
Funds received from environmental obligation funds	0.0	55.2	0.0
Net cash outflow from investing activities	(202.5)	(303.0)	(140.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issue of shares	1,085.6	0.0	0.0
Share issue expenses	(0.5)	(0.3)	0.0
Acquisition of treasury shares	0.0	(0.3)	0.0
Dividends paid on ordinary shares	(564.5)	0.0	(42.2)
Borrowings raised	0.0	192.0	0.0
Borrowings paid	0.0	(192.0)	0.0
Initial fees incurred on borrowings	0.0	(3.6)	0.0
Repayment of lease liabilities (2019: repayment of finance lease obligations)	(11.4)	(3.7)	(2.8)
Net cash inflow/(outflow) from financing activities	509.2	(7.9)	(45.0)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	1,435.6	(22.6)	48.4
Cash and cash equivalents at the beginning of the year	279.5	302.1	253.7
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R 1,715.1	R 279.5	R 302.1